Schedule of Long-Term and Other Debt (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NZD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 568,419		$ 516,490
Less: deferred financing costs	(5,189)		(6,848)
Less: unamortized discount	(2,064)		(2,817)
Total debt	561,166		506,825
Less: current portion of debt	(32,428)		(8,293)
Total long-term debt	528,738		498,532
Triology LLC Due 2022 Notes | Trilogy LLC
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	350,000		350,000
Other
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	8,027		2,914
New Zealand | 2021 Senior Facilities Agreement
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	154,887		137,554
New Zealand | 2021 Senior Facilities Agreement | 2degrees
Debt Instrument [Line Items]
Less: deferred financing costs	(2,100)	$ (2.8)
New Zealand | EIP Receivables Financing Obligation | 2degrees
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	16,372	24.3
Less: deferred financing costs	(400)	$ (0.7)
Bolivia | Tower Transaction Financing Obligation | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	16,757
Less: current portion of debt	(1,000)
Total long-term debt	15,800
Bolivia | Syndicated Loan 2021
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	10,015		15,022
Bolivia | Syndicated Loan 2021 | Nueva Tel
Debt Instrument [Line Items]
Less: current portion of debt	(6,700)
Total long-term debt	3,300
Bolivia | Bank Loan 2022 | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	5,249		7,000
Less: current portion of debt	(1,800)
Total long-term debt	3,500
Bolivia | Bank Loan 2023 | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	7,112		$ 4,000
Less: current portion of debt	(1,800)
Total long-term debt	$ 5,300